Fair Value Measurements - Textual (Details)				1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 03, 2020 USD ($)	Feb. 28, 2020 USD ($) $ / shares shares	Jul. 03, 2019 USD ($) shares	Jun. 30, 2015 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 £ / shares	Jun. 30, 2020 USD ($) shares	Mar. 03, 2020 € / shares shares	Mar. 03, 2020 $ / shares shares	Feb. 21, 2020 $ / shares shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($) shares	Jul. 03, 2019 € / shares shares	Jul. 03, 2019 $ / shares shares	Jun. 30, 2018 £ / shares	Dec. 31, 2017 £ / shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value of option and warrant liabilities - (loss) gain					$ (2,432,449)	$ 1,830,689	$ (1,122,648)	$ (528,083)
Nominal value of ADS (in per warrant ADS) | £ / shares									£ 0.01					£ 0.01				£ 0.01	£ 0.01
Warrants issued | shares							3,259,759
Warrants outstanding (in shares) | shares										4,609,101					1,361,842
Exercise of warrants ADS | shares							12,500
July 2019 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value of option and warrant liabilities - (loss) gain					464,802		$ 260,526
Total grant date fair value of warrants										$ 1,213,816
Fair value of warrants										1,275,394					$ 1,014,868
February 2020 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value of option and warrant liabilities - (loss) gain					1,082,932		$ 337,752
Total grant date fair value of warrants										2,749,369
Fair value of warrants										$ 3,087,121
July 2019 Registered Direct Offering [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate ADSs issued (in shares) | shares			2,368,392
Share issue price (in dollars per ADS) | $ / shares																	$ 1.90
Gross proceeds from issuance			$ 4,500,000
Placement agent fees and expenses			$ 337,496
Threshold period for exercise of warrants on cashless basis			6 months
Nominal value of ADS (in per warrant ADS) | € / shares																€ 1
Warrants outstanding (in shares) | shares										1,361,842
July 2019 Registered Direct Offering [Member] | Investor Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares) | shares																1,184,213	1,184,213
Term of the warrants																5 years	5 years
Exercise price of warrants (in dollars per ADS) | $ / shares																	$ 3.00
July 2019 Registered Direct Offering [Member] | Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares) | shares																177,629	177,629
Exercise price of warrants (in dollars per ADS) | $ / shares																	$ 2.85
February 2020 Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate ADSs issued (in shares) | shares		5,620,296
Share issue price (in dollars per ADS) | $ / shares		$ 1.70
Gross proceeds from issuance		$ 9,500,000
Placement agent fees and expenses	$ 808,362
Threshold period for exercise of warrants on cashless basis	6 months
Nominal value of ADS (in per warrant ADS) | € / shares											€ 1
Warrants issued | shares							3,259,759
Warrants outstanding (in shares) | shares										3,247,259
February 2020 Private Placement [Member] | Investor Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares) | shares													2,810,136
Exercise price of warrants (in dollars per ADS) | $ / shares													$ 2.20				3.00
February 2020 Private Placement [Member] | Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares) | shares											449,623	449,623
Term of the warrants											5 years	5 years
Exercise price of warrants (in dollars per ADS) | $ / shares												$ 2.55					$ 2.85
RPC options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage Of Shares Outstanding				15.00%
Stock Options And Warrants Fair Value Disclosure										$ 2,618,507					$ 2,102,012
Short-term Debt				$ 3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				$ 26,000,000
Changes in fair value of option and warrant liabilities - (loss) gain					$ (876,840)	$ (1,830,689)	$ 516,495	$ 528,083